Investments in Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2013
Investments in Marketable Securities

Investments in marketable securities at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	March 31, 2012				March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Available-for-sale:
Marketable equity securities	¥511	¥11	¥(93)	¥429	¥397	¥43	—	¥440

Total	¥511	¥11	¥(93)	¥429	¥397	¥43	—	¥440

Schedule of Gross Unrealized Losses on Available for Sale Securities

Gross unrealized holding losses on available-for-sale securities and the fair value of the related securities in a continuous unrealized loss position at March 31, 2012 and 2013 are as follows:

	Millions of Yen
	March 31, 2012				March 31, 2013
	Less than 12 months		12 months or greater		Less than 12 months		12 months or greater
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Marketable equity securities	¥1	¥0	¥129	¥93	—	—	—	—

Total	¥1	¥0	¥129	¥93	—	—	—	—